As filed with the Securities and Exchange Commission on November 23, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09445

Marketocracy Funds
(Exact name of registrant as specified in charter)

1200 Park Place, Suite 100, San Mateo, CA 94403
(Address of principal executive offices) (Zip code)

Kendrick W. Kam
1200 Park Place, Suite 100, San Mateo, CA 94403
(Name and address of agent for service)

1-888-884-8482
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2007

Item 1. Schedule of Investments.

AGA Total Return Realty Plus Fund

SCHEDULE OF INVESTMENTS at September 30, 2007 (unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (a) - 117.6%
Equity REITs - Common Shares - 23.4%
Capital Lease Funding, Inc.	560	$5,740
Entertainment Properties Trust	40	2,032
Essex Property Trust, Inc.	20	2,351
HRPT Properties Trust	410	4,055
ProLogis	30	1,991
Simon Property Group, Inc.	40	4,000
Ventas, Inc.	70	2,898
Vornado Realty Trust	20	2,187
		25,254
Equity REITs - Preferred Shares - 29.8%
American Land Lease, Inc.	190	4,226
Hilltop Holdings, Inc.	110	2,505
PS Business Parks, Inc.	300	6,495
Public Storage - C	160	3,584
Public Storage - W	170	3,759
Vornado Realty Trust - G	260	5,819
Vornado Realty Trust - I	260	5,772
		32,160
Finance REITs - Common Shares - 38.7%
Annaly Capital Management, Inc.	300	4,778
Capital Trust, Inc.	130	4,615
Gramercy Capital Corp.	170	4,279
iStar Financial, Inc.	180	6,118
MFA Mortgage Investments, Inc.	370	2,979
Newcastle Investment Corp.	200	3,524
NorthStar Realty Financial Corp.	500	4,965
Realty Income Corp.	140	3,913
Redwood Trust, Inc.	200	6,644
		41,815

Finance REITs - Preferred Shares - 17.2%
iStar Financial, Inc.	250	5,713
MFA Mortgate Investments, Inc.	230	5,398
Newcastle Investment Corp.	190	4,009
NorthStar Realty Financial Corp.	170	3,400
		18,520

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (a) - 117.6% (continued)
Lodging REITs - Common Shares - 2.3%
Hospitality Properties Trust	60	2,439
		2,439
Lodging REITs - Preferred Shares - 6.2%
Hospitality Properties Trust	170	3,698
Innkeepers USA Trust	190	3,040
		6,738
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $140,725)		$126,926

	Principal
	Amount	Value
CORPORATE FIXED INCOME - 4.6%
KB Home, 7.25%, due 6/15/2018	$3,000	2,610
Standard Pacific Corp, 7.75%, due 3/15/2013 (b)	3,000	2,310
		4,920
TOTAL CORPORATE FIXED INCOME
(Cost $5,947)		4,920

TOTAL INVESTMENT SECURITIES - 122.2%
(Cost $146,672)		131,846
Liabilities in excess of other assets - (22.2%)		(23,918)
TOTAL NET ASSETS - 100.00%		$107,928

(a) The Fund is primarily invested in the Real Estate Sector and therefore is subject to additional risks.
(b) Callable.

The cost basis of investments for federal income tax purposes at September 30, 2007 was as follows*:

Cost of investments	$133,021
Gross unrealized appreciation	12,319
Gross unrealized depreciation	(1,838)
Net unrealized appreciation	$10,481

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Marketocracy Funds

By (Signature and Title)
                                                       Kendrick W. Kam, President & Treasurer

Date              11/20/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
                                                       Kendrick W. Kam, President & Treasurer

Date              11/20/07

* Print the name and title of each signing officer under his or her signature.